Financial Instruments - Schedule of Analysis of Foreign Currency Risk From Monetary Assets and Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Financial Instruments [Line Items]
Net financial assets	$ 11,322	$ 10,200
Net financial liabilities	(3,468)	(3,439)
Foreign Currency Risk
Disclosure Of Financial Instruments [Line Items]
Net financial assets	5,298	5,064
Net financial liabilities	(2,435)	(2,283)
Total	2,863	2,781
Foreign Currency Risk | U.S. Dollars
Disclosure Of Financial Instruments [Line Items]
Net financial assets	3,138	3,133
Net financial liabilities	(1,539)	(1,430)
Total	1,599	1,703
Foreign Currency Risk | Euro
Disclosure Of Financial Instruments [Line Items]
Net financial assets	1,379	1,146
Net financial liabilities	(440)	(405)
Total	939	741
Foreign Currency Risk | United Kingdom Pound Sterling
Disclosure Of Financial Instruments [Line Items]
Net financial assets	261	258
Net financial liabilities	(120)	(85)
Total	141	173
Foreign Currency Risk | Australian Dollars
Disclosure Of Financial Instruments [Line Items]
Net financial assets	159	177
Net financial liabilities	(83)	(97)
Total	76	80
Foreign Currency Risk | Other Currencies
Disclosure Of Financial Instruments [Line Items]
Net financial assets	361	350
Net financial liabilities	(253)	(266)
Total	$ 108	$ 84